Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before income taxes	₩ 6,349,251	₩ 5,583,664	₩ 4,753,871
Net interest paid	(6,773,240)	(4,114,027)	(5,267,781)
Dividend received from subsidiaries	89,020	100,936	80,728
Income tax paid	1,693,408	1,149,965	1,184,910
Net cash inflow (outflow) from operating activities	7,592,560	4,199,954	(1,036,085)
Cash flows from investing activities
Acquisition of subsidiary	(27,840)	0	(73,081)
Disposal of investments in subsidiaries	516,735	357,401	266,322
Net cash outflow from investing activities	(11,031,456)	(12,030,510)	(3,025,926)
Cash flows from financing activities
Issuance of hybrid bonds	997,120	1,154,597	448,698
Repayments of hybrid bonds	135,000	0	0
Net changes in borrowings	6,145,271	849,212	7,465,106
Issuance of debt securities issued	39,521,966	28,561,082	21,480,455
Repayments of debt securities issued	(41,777,940)	(24,143,252)	(21,508,827)
Dividends paid	(1,540,871)	(1,218,761)	(968,847)
Acquisition of treasury stock	(300,000)	(79)	(150,182)
Payment of stock issuance costs	0	105	0
Redemption of lease liabilities	(259,913)	(275,273)	(781,867)
Net cash inflow from financing activities	3,394,715	4,961,745	7,880,569
Effect of exchange rate changes on cash and cash equivalents held	(57,837)	112,854	(51,385)
Increase (decrease) in cash and cash equivalents	(102,018)	(2,755,957)	3,767,173
Cash and cash equivalents at beginning of year	24,103,443	26,859,400	23,092,227
Cash and cash equivalents at end of year	24,001,425	24,103,443	26,859,400
Parent Company only
Cash flows from operating activities
Profit before income taxes	1,220,916	1,421,432	1,277,509
Non-cash items included in profit before tax	(1,245,848)	(1,456,374)	(1,313,967)
Changes in operating assets and liabilities	163,179	605,089	(1,272,738)
Net interest paid	(127,247)	(134,269)	(165,570)
Dividend received from subsidiaries	1,470,400	1,578,920	1,386,843
Income tax paid	(3,487)	(1,102)	0
Net cash inflow (outflow) from operating activities	1,477,913	2,013,696	(87,923)
Cash flows from investing activities
Net loan origination to non-banking subsidiaries	68,000	(649,384)	(1,073,657)
Acquisition of subsidiary	(374,126)	(379,857)	(73,335)
Disposal of investments in subsidiaries	20,354	0	0
Other, net	(403,743)	(452,672)	(100,875)
Net cash outflow from investing activities	(689,515)	(1,481,913)	(1,247,867)
Cash flows from financing activities
Issuance of common stocks	0	0	1,154,347
Issuance of hybrid bonds	997,120	1,154,597	448,699
Repayments of hybrid bonds	(135,000)	0	0
Net changes in borrowings	20,000	0	0
Issuance of debt securities issued	2,206,672	1,428,704	2,240,581
Repayments of debt securities issued	(2,036,000)	(1,890,000)	(1,384,000)
Dividends paid	(1,540,871)	(1,218,761)	(968,847)
Acquisition of treasury stock	(300,600)	(79)	(150,448)
Disposition of and incineration cost of treasury stock	(60)	0	(3,033)
Payment of stock issuance costs	0	(605)	0
Redemption of lease liabilities	(1,431)	(1,701)	(1,673)
Net cash inflow from financing activities	(790,170)	(527,845)	1,335,626
Effect of exchange rate changes on cash and cash equivalents held	(3)	23	0
Increase (decrease) in cash and cash equivalents	(1,775)	3,961	(164)
Cash and cash equivalents at beginning of year	3,961	0	164
Cash and cash equivalents at end of year	₩ 2,186	₩ 3,961	₩ 0